Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000015135 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	$ 10,000		$ 10,106	$ 10,216	$ 10,775	$ 11,072	$ 11,504	$ 10,869	$ 10,966	$ 11,237	$ 11,544	$ 12,215
C000015134 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,700		9,785	9,874	10,383	10,650	11,045	10,409	10,483	10,720	10,992	11,606
C000015136 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,577		9,665	9,825	10,377	10,626	11,159	10,397	10,321	10,630	10,780	11,526
C000015138 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,113	10,302	10,903	11,187	11,773	10,991	10,924	11,283	11,464	12,274
C000015141 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,048	10,164	10,693	11,197	11,560	10,622	10,517	10,721	10,788	11,601
C000015139 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,577		9,607	9,701	10,181	10,639	10,961	10,047	9,926	10,100	10,153	10,899
C000015145 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,704		9,763	9,750	10,270	10,689	10,976	10,242	10,269	10,521	10,749	11,373
C000015146 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,078	10,093	10,649	11,101	11,421	10,683	10,732	11,015	11,277	11,953
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Accumulated Value	10,000		10,158	10,285	10,909	11,331	11,864	11,156	11,177	11,498	11,779	12,554
Lipper Other States Intermediate Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Other States Intermediate Municipal Debt Funds Classification Average
S And P Municipal Bond Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Intermediate Index
Accumulated Value	10,000		10,171	10,210	10,864	11,330	11,751	11,058	11,174	11,395	11,792	12,490
S And P Municipal Bond Minnesota Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Minnesota Index
Accumulated Value	10,000		10,149	10,234	10,832	11,263	11,694	11,079	11,053	11,285	11,624	12,385
Lipper Minnesota Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Minnesota Municipal Debt Funds Classification Average
Lipper Other States Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Other States Municipal Debt Funds Classification Average
S And P Municipal Bond Nebraska Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Nebraska Index
Accumulated Value	$ 10,000		$ 10,136	$ 10,255	$ 10,845	$ 11,407	$ 11,763	$ 11,019	$ 11,020	$ 11,285	$ 11,573	$ 12,385